Inventories	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Inventories	Inventories

(in €‘000)	December 31, 2024	December 31, 2023
Finished products and goods for resale	17,137	27,249
CO2 tickets	10,109	6,855
Total	27,246	34,104
Amounts recognized in the consolidated statement of profit or loss
Inventories recognized as an expense in 2024 amounted to €11,592 thousand (2023: €8,842 thousand, 2022: €28,065 thousand). These were included in cost of sales.
Write-downs of inventories to net realizable value in 2024 amounted to €738 thousand (2023: €70 thousand, 2022: €627 thousand). These were recognized as an expense and included in cost of sales.